MARKETABLE SECURITIES (Schedule of Marketable Securities With Contractual Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	$ 45,281	$ 39,296
Gross unrealized losses, less than one year	(1,132)	(5)
Gross unrealized gains, less than one year	31	206
Market Value, less than one year	44,180	39,497
Adjusted cost, over one year through three years	94,327	99,016
Gross unrealized losses, over one year through three years	(4,451)	(953)
Gross unrealized gains, over one through three years	0	161
Market Value, over one year through three years	89,876	98,224
Adjusted cost, greater than three years	289	0
Gross unrealized losses, greater than three years	(17)	0
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	272	0
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	18,642	18,246
Gross unrealized losses, less than one year	(537)	0
Gross unrealized gains, less than one year	0	107
Market Value, less than one year	18,105	18,353
Adjusted cost, over one year through three years	16,451	34,317
Gross unrealized losses, over one year through three years	(1,018)	(304)
Gross unrealized gains, over one through three years	0	46
Market Value, over one year through three years	15,433	34,059
Adjusted cost, greater than three years	0	0
Gross unrealized losses, greater than three years	0	0
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	0	0
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Adjusted cost, less than one year	26,639	21,050
Gross unrealized losses, less than one year	(595)	(5)
Gross unrealized gains, less than one year	31	99
Market Value, less than one year	26,075	21,144
Adjusted cost, over one year through three years	77,876	64,699
Gross unrealized losses, over one year through three years	(3,433)	(649)
Gross unrealized gains, over one through three years	0	115
Market Value, over one year through three years	74,443	64,165
Adjusted cost, greater than three years	289	0
Gross unrealized losses, greater than three years	(17)	0
Gross unrealized gains, greater than three years	0	0
Market value, greater than three years	$ 272	$ 0